Issued Debt Instruments and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of debt instruments [text block] [Abstract]
Schedule of composition of issued debt instruments and other financial liabilities
	As of December 31,
	2020	2019
	MCh$	MCh$

Other financial liabilities
Obligations to public sector	-	9,198
Other domestic obligations	175,344	204,705
Foreign obligations	8,974	12,455
Subtotals	184,318	226,358
Issued debt instruments
Mortgage finance bonds	12,314	18,502
Senior bonds	6,749,989	8,574,213
Mortgage bond	84,335	89,924
Subordinated bonds	1,357,539	818,084
Subtotals	8,204,177	9,500,723

Total	8,388,495	9,727,081

Schedule of debts classified
	As of December 31, 2020
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	4,982	7,332	12,314
Senior bonds	1,124,558	5,625,431	6,749,989
Mortgage bond	5,465	78,870	84,335
Subordinated bonds	-	1,357,539	1,357,539
Issued debt instruments	1,135,005	7,069,172	8,204,177

Other financial liabilities	184,028	290	184,318

Total	1,319,033	7,069,462	8,388,495
	As of December 31, 2019
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	6,013	12,489	18,502
Senior bonds	2,078,202	6,496,011	8,574,213
Mortgage bond	5,137	84,787	89,924
Subordinated bonds	-	818,084	818,084
Issued debt instruments	2,089,352	7,411,371	9,500,723

Other financial liabilities	226,033	325	226,358

Total	2,315,385	7,411,696	9,727,081

Schedule of mortgage finance bonds
	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	4,982	6,013
Due after 1 year but within 2 years	3,816	4,944
Due after 2 year but within 3 years	2,375	3,928
Due after 3 year but within 4 years	979	2,442
Due after 4 year but within 5 years	162	1,005
Due after 5 years	-	170
Total mortgage bonds	12,314	18,502

Schedule of senior bonds by currency
	As of December 31,
	2020	2019
	MCh$	MCh$
Santander bonds in UF	4,017,708	4,814,604
Santander bonds in USD	1,263,714	1,649,238
Santander bonds in CHF	466,738	499,485
Santander bonds in Ch$	639,489	1,242,633
Santander bonds in AUD	125,781	124,748
Current bonds in JPY	68,093	77,797
Santander bonds in EUR	168,466	165,708
Total senior bonds	6,749,989	8,574,213

Schedule of placement of senior bonds
Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
W1	UF	1,996,000	5 and 3 months	1.55% annual	02-04-2018	2,000,000	06-01-2025
Total	UF	1,996,000				2,000,000
US Bonds	USD	742,500,000	5 years	2,70% annual	01-07-2020	750,000,000	01-07-2025
Total	USD	742,500,000				750,000,000
Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
T7	UF	5,000,000	4	2,50%	02-01-2016	5,000,000	02-01-2023
T8	UF	5,678,000	4 y 6	2,55%	02-01-2016	5,678,000	08-01-2023
T14	UF	9,000,000	8	2,80%	02-01-2016	18,000,000	02-01-2027
T6	UF	5,000,000	10	1,70%	11-01-2018	5,000,000	05-01-2029
T10	UF	5,000,000	5 y 4	2,60%	02-01-2016	5,000,000	08-01-2024
Total	UF	29,678,000				38,678,000
U9	CLP	75,000,000,000	2 y 8	ICP + 0,80% yearly	11-01-2018	75,000,000,000	11-19-2021
P-5	CLP	75,000,000,000	2 y 7	5,3% yearly	03-01-2015	150,000,000,000	03-01-2022
Total	CLP	150,000,000,000				225,000,000,000
EUR	EUR	30,000,000	7	1,10%	02-01-2019	40,000,000	02-07-2026
EUR	EUR	25,000,000	5	1,25%	11-26-2019	25,000,000	11-26-2034
Total	EUR	55,000,000				65,000,000
AUD	AUD	22,000,000	15	3,66% yearly	05-20-2019	22,000,000	05-20-2034
AUD	AUD	20,000,000	5	1,13% yearly	07-11-2019	20,000,000	07-11-2024
AUD	AUD	28,000,000	5	1,13% yearly	07-17-2019	28,000,000	07-17-2024
AUD	AUD	15,000,000	5	1,13% yearly	07-17-2019	15,000,000	07-17-2024
AUD	AUD	75,000,000	20	3,05% yearly	08-30-2019	75,000,000	02-28-2039
AUD	AUD	12,000,000	5	3,16% yearly	11-12-2019	12,000,000	11-20-2034
AUD	AUD	13,000,000	5	2,91% yearly	11-21-2019	13,000,000	11-27-2034
Total		185,000,000				185,000,000
CHF	CHF	150,000,000	5 y 6	0,38% yearly	03-12-2019	150,000,000	09-27-2024
CHF	CHF	100,000,000	10	0,14% yearly	08-29-2019	100,000,000	08-29-2029
Total	CHF	250,000,000				250,000,000
Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date

Bono USD	USD	200,000,000	10 years	3.79%	01-21-2020	200,000,000	01-21-2030
Total USD		200,000,000				200,000,000
USTDH20914	UF	3,000,000	14 years y 5 months	3.00%	04-07-2020	3,000,000	09-01-2034
USTDH30914	UF	3,000,000	19 years y 5 months	3.15%	04-07-2020	3,000,000	09-01-2039
USTDW20320	UF	5,000,000	15 years y 3 months	3.50%	06-19-2020	5,000,000	09-01-2035
Total UF		11,000,000				11,000,000

Schedule of partial repurchase
Fecha	Tipo	Moneda	Monto
01-02-2020	Senior	UF	357,000
01-03-2020	Senior	UF	300,000
01-09-2020	Senior	UF	60,000
01-09-2020	Senior	UF	27,000
01-13-2020	Senior	CLP	50,000,000
01-14-2020	Senior	UF	109,000
01-14-2020	Senior	CLP	9,820,000,000
01-14-2020	Senior	UF	131,000
01-14-2020	Senior	UF	322,000
01-15-2020	Senior	USD	2,490,000
01-15-2020	Senior	UF	47,000
01-16-2020	Senior	CLP	400,000,000
01-16-2020	Senior	UF	1,000
01-17-2020	Senior	UF	28,000
01-20-2020	Senior	UF	74,000
01-21-2020	Senior	UF	171,000
01-21-2020	Senior	UF	181,000
01-21-2020	Senior	CLP	330,000,000
01-22-2020	Senior	CLP	11,430,000,000
01-24-2020	Senior	UF	2,000
01-29-2020	Senior	UF	1,000
01-29-2020	Senior	CLP	120,000,000
01-30-2020	Senior	CLP	10,000,000
01-31-2020	Senior	UF	40,000
02-06-2020	Senior	CLP	6,000,000,000
02-07-2020	Senior	CLP	1,180,000,000
02-11-2020	Senior	CLP	7,430,000,000
02-12-2020	Senior	CLP	2,520,000,000
02-13-2020	Senior	CLP	10,000,000,000
02-17-2020	Senior	UF	2,000
02-17-2020	Senior	UF	15,000
02-18-2020	Senior	UF	50,000
02-18-2020	Senior	UF	4,000
02-20-2020	Senior	UF	350,000
02-20-2020	Senior	UF	115,000
02-21-2020	Senior	UF	57,000
02-21-2020	Senior	UF	24,000
02-24-2020	Senior	UF	250,000
02-24-2020	Senior	UF	10,000
02-26-2020	Senior	UF	169,000
02-26-2020	Senior	UF	1,000
02-27-2020	Senior	UF	180,000
02-27-2020	Senior	UF	11,000
02-27-2020	Senior	CLP	6.750.000.000
03-02-2020	Senior	UF	1.000
03-05-2020	Senior	UF	2.000
03-09-2020	Senior	UF	261.000
03-09-2020	Senior	UF	150.000
03-11-2020	Senior	UF	2.000
03-17-2020	Senior	UF	850.000
03-18-2020	Senior	UF	150.000
Fecha	Tipo	Moneda	Monto
03-19-2020	Senior	USD	5.000.000
03-23-2020	Senior	UF	95.000
03-23-2020	Senior	USD	5.000.000
03-24-2020	Senior	CLP	1.250.000.000
03-30-2020	Senior	UF	62.000
03-31-2020	Senior	UF	360.000
03-31-2020	Senior	UF	5.000
04-01-2020	Senior	CLP	1.000.000.000
04-02-2020	Senior	UF	5.184.000
04-02-2020	Senior	CLP	16.710.000.000
04-03-2020	Senior	CLP	32.800.000.000
04-03-2020	Senior	UF	27.000
04-06-2020	Senior	CLP	101.400.000.000
04-06-2020	Senior	UF	157.000
04-06-2020	Senior	USD	10.000.000
04-07-2020	Senior	CLP	3.990.000.000
04-07-2020	Senior	UF	6.659.000
04-07-2020	Senior	USD	10.000.000
04-08-2020	Senior	CLP	210.000.000
04-13-2020	Senior	CLP	970.000.000
04-14-2020	Senior	CLP	2.000.000.000
04-17-2020	Senior	CLP	11.900.000.000
05-05-2020	Senior	USD	49.000.000
05-14-2020	Senior	USD	47.000.000
06-02-2020	Senior	CLP	6.020.000.000
06-03-2020	Senior	UF	100.000
06-03-2020	Senior	CLP	10.750.000.000
06-05-2020	Senior	USD	5.000.000
06-08-2020	Senior	CLP	23.000.000.000
06-12-2020	Senior	CLP	150.000.000
06-16-2020	Senior	CHF	12.160.000
06-17-2020	Senior	CHF	36.785.000
06-19-2020	Senior	CLP	112.490.000.000
06-22-2020	Senior	CLP	1.500.000.000
06-26-2020	Senior	CLP	3.500.000.000
07-02-2020	Senior	CLP	4.620.000.000
07-10-2020	Senior	CHF	2.000.000
07-10-2020	Senior	CLP	500.000.000
07-15-2020	Senior	CLP	490.000.000
07-17-2020	Senior	UF	1.000
07-17-2020	Senior	CLP	29.780.000.000
08-13-2020	Senior	UF	345.000
08-14-2020	Senior	USD	3.350.000
08-21-2020	Senior	UF	100.000
08-21-2020	Senior	UF	77.000
08-24-2020	Senior	UF	11.000
08-25-2020	Senior	UF	14.000
09-09-2020	Senior	UF	24.000
09-09-2020	Senior	UF	70.000
09-09-2020	Senior	UF	45.000
09-10-2020	Senior	UF	210.000
09-23-2020	Senior	USD	5.000.000
09-28-2020	Senior	UF	50.000
09-29-2020	Senior	UF	1.000
09-30-2020	Senior	UF	43.000
10-01-2020	Senior	UF	4,000
10-06-2020	Senior	UF	1,000
10-06-2020	Senior	UF	1,000
10-06-2020	Senior	CLP	50,000,000
10-06-2020	Senior	UF	1,000
10-06-2020	Senior	UF	1,000
10-15-2020	Senior	UF	2,000
10-20-2020	Senior	CHF	2,000,000
10-01-2020	Senior	USD	5,153,000
10-19-2020	Senior	USD	20,000,000
11-16-2020	Senior	USD	1,000,000
11-18-2020	Senior	USD	10,000,000
11-15-2020	Senior	USD	477,510,000
Date	Type	Currency	Amount
02-12-2019	Senior	CLP	10,000,000,000
02-14-2019	Senior	CLP	30,000,000,000
02-19-2019	Senior	CLP	4,200,000,000
02-22-2019	Senior	CLP	14,240,000,000
02-22-2019	Senior	CLP	30,000,000
02-22-2019	Senior	CLP	10,000,000
03-01-2019	Senior	CLP	11,800,000,000
03-04-2019	Senior	CLP	40,080,000,000
03-05-2019	Senior	CLP	20,000,000,000
03-15-2019	Senior	UF	156,000
03-19-2019	Senior	UF	418,000
03-20-2019	Senior	CLP	6,710,000,000
03-20-2019	Senior	UF	154,000
03-21-2019	Senior	UF	100,000
03-25-2019	Senior	UF	100,000
03-26-2019	Senior	UF	90,000
04-08-2019	Senior	CLP	3,950,000,000
04-10-2019	Senior	UF	409,000
04-16-2019	Senior	UF	55,000
04-17-2019	Senior	CLP	130,000,000
04-18-2019	Senior	CLP	330,000,000
05-16-2019	Senior	CLP	14,880,000,000
05-16-2019	Senior	UF	9,000
06-13-2019	Senior	UF	1,000
10-01-2019	Senior	CLP	10,960,000,000
10-02-2019	Senior	CLP	100,000,000
10-04-2019	Senior	CLP	60,000,000
11-05-2019	Senior	CLP	15,220,000,000
11-07-2019	Senior	CLP	3,620,000,000
11-13-2019	Senior	CLP	5,320,000,000
11-14-2019	Senior	UF	2,977,000
11-28-2019	Senior	UF	340,000
12-02-2019	Senior	UF	105,000

Schedule of maturities of senior bonds
	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	1,124,558	2,078,202
Due after 1 year but within 2 years	1,047,241	1,147,825
Due after 2 year but within 3 years	742,081	1,221,393
Due after 3 year but within 4 years	1,228,524	742,238
Due after 4 year but within 5 years	1,250,897	1,278,746
Due after 5 years	1,356,688	2,105,809
Total senior bonds	6,749,989	8,574,213

Schedule of mortgage bonds per currency
	As of December 31,
	2020	2019
	MCh$	MCh$
Mortgage bonds in UF	84,335	89,924
Total mortgage bonds	84,335	89,924
	As of December 31,
	2020	2019
	MCh$	MCh$
Subordinated bonds denominated in USD	202,634	-
Subordinated bonds denominated in UF	1,154,905	818,084
Total subordinated bonds	1,357,539	818,084

Schedule of maturities of mortgage bond
	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	5,465	5,137
Due after 1 year but within 2 years	8,773	8,248
Due after 2 year but within 3 years	9,056	8,514
Due after 3 year but within 4 years	9,348	8,788
Due after 4 year but within 5 years	9,649	9,072
Due after 5 years	42,044	50,165
Total Mortgage bonds	84,335	89,924
	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	-	-
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	1,357,539	818,084
Total subordinated bonds	1,357,539	818,084

Schedule of other financial liabilities
	As of December 31,
	2020	2019
	MCh$	MCh$
Non-current portion:
Due after 1 year but within 2 years	42	41
Due after 2 year but within 3 years	47	44
Due after 3 year but within 4 years	50	48
Due after 4 year but within 5 years	55	53
Due after 5 years	96	132
Non-current portion subtotal	290	318
Current portion:
Amounts due to credit card operators	134,790	151,984
Acceptance of letters of credit	1,460	5,709
Other long-term financial obligations, short-term portion	47,778	68,347
Current portion subtotal	184,028	226,040

Total other financial liabilities	184,318	226,358